Fair Value Measurement	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

15. FAIR VALUE MEASUREMENT

Fair Value of Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014 and 2015:

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$469,703	$—	$469,703	$—
Restricted time deposits	354,739	—	354,739	—
Short-term investments	174,515	—	174,515	—

Total	$998,957	$—	$998,957	$—

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$110,698	$—	$110,698	$—
Restricted time deposits	417,442	—	417,442	—
Short-term investments	191,577	—	191,577	—
Investment in debt securities	1,965	—	1,965	—

Total	$721,682	$—	$721,682	$—

Cash equivalents

The Company’s cash equivalents mainly consist of time deposits and money market funds with original maturities of three months or less. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Company must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Restricted time deposits

Restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

As of December 31, 2014 and 2015, the Company’s investments in financial instruments were approximately $191.6 million and $174.5 million, respectively. The financial instruments are issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets. Since the maturity dates of these financial instruments are within one year, the investments are classified as short-term investments. For the years ended December 31, 2013, 2014 and 2015, the Company recorded changes in the fair value of short-term investments in the consolidated statements of comprehensive income of $2.5 million, $3.1 million and $9.4 million, respectively.

Investments in debt securities

Investments in securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains or losses recorded in other comprehensive income or losses in the consolidated balance sheets. Realized gains or losses are included in the consolidated statements of comprehensive income during the period in which the gain or loss is realized. For the years ended December 31, 2013, 2014 and 2015, the Company recorded changes in the fair value of investment in debt securities in the consolidated statements of comprehensive income of $nil, $18,000 and negative $1.5 million, respectively.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Short-term accounts payable, receipts in advance and deferred revenue, short-term bank loans and other short term liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Company estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Other non-current assets and long-term accounts payable

Other non-current assets are financial assets, and long-term accounts payable are financial liabilities, with carrying values that approximate fair value because the change in fair value, after considering the discount rate, is immaterial. The rates of interest under the Company’s loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of long-term bank loans. The Company estimated fair values of other non-current assets and long-term accounts payable using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2015 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$25,139	$—	$—	$25,139	$19,947
Goodwill	111,082	—	—	111,082	31,445

	$136,221	$—	$—	$136,221	$51,392

		Fair value measurements at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$68,276	$—	$—	$68,276	$20,168
Goodwill	258,997	—	—	258,997	33,801

	$327,273	$—	$—	$327,273	$53,969

Intangible Assets

Intangible assets mainly comprise operating rights for licensed games, computer software, developed technologies, trademarks and domain names and cinema advertising slot rights. See Note 11 — INTANGIBLE ASSETS, NET.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. See Note 13 — GOODWILL